Greenhouse Solutions Inc.

4 Research Drive, Suite 402

Shelton, CT 06484

Phone: (203) 242-3065

Fax: (203) 402-7201

August 31, 2010

U.S. Securities & Exchange Commission

Division of Corporate Finance

100 F Street NE

Washington, D.C. 20549-3561

Attn:   Mr. Scott Anderegg, Staff Attorney

Dear Sirs:

Re:      Greenhouse Solutions Inc.  - Registration Statement on Form S-1

            Amendment No. 2 - File No. 333-167655

Further to your letter dated August 18, 2010 concerning the deficiencies in our registration statement on Form S-1, we provide the following responses:

Our Company, page 5

1.   We note your response to comment seven in our letter dated July 16, 2010. Please expand your discussion to explain the operational relationship between you and your subsidiary. For example, disclose, if true, that all operations will be made through the subsidiary, or if true, some operations will be at each level of the organization.

  We have provided required disclosure.

Description or Our Business and Properties, page 21

2.   We reviewed your revised disclosure in response to comment 20 in our letter dated July 16, 2010. Your disclosure indicates that you are a development stage company that intends to engage in the business of importing and selling urban gardening kits although you have not negotiated agreements with any suppliers or commenced development of your urban gardening kits beyond the concept stage. We note that you have limited operating history with only nominal revenues (approximately $5,764) since inception through March 31, 2010. In view of foregoing, it appears that your proposed business may commensurate in scope with the uncertainty ordinarily associated with a blank check company. Accordingly, please revise our disclosure throughout your registration statement to comply with Rule 419 of Regulation C or explain why Rule 419 does not apply.

We have revised our disclosure in the noted section of our prospectus to clarify our business plan and current  operations.

We are not a blank check corporation. Section 7(b)(3) of the Securities Act of 1933, as amended, defines the term “blank check company” to mean any development stage company issuing a penny stock that “(A) has no specific plan or purpose, or (B) has indicated that its business plan is to merge with an unidentified company or companies.” In Securities Act Release No. 33-6932, released April 13, 1992, which adopted rules relating to blank check offerings, the Securities and Exchange Commission stated in section II titled “Discussion of the Rules” subsection “A. Scope of Rule 419”, the following: “. . . start-up companies with specific business plans are not subject to Rule 419, even if operations have not commenced at the time of the offering.” We have a specific plan and purpose and we have no plans to be acquired by or to merge with any unidentified company or companies. Our business purpose and our specific plan are delineated in our prospectus in detail.

Security Ownership of Certain Beneficial Owners and Management, page 28

3.      We note your statement that your disclosures are as of March 31, 2010 and August 2, 2010. Please provide the most current information as of the most recent date practicable.

We have provided our current information as required.

Legal Proceedings, page 30

4.     We reviewed your response to comment 24 in our letter dated July 16, 2010, but were unable to locate your revised disclosure regarding the events described in Item 401(f)(7) and (8) of Regulation S-K. Please provide or advise.

We have revised this section as required.

Recent Sales of Unregistered Securities, II-1

5.     We note your response to comment 28 in our letter dated July 16, 2010.However, the subscription agreement you have filed appears to be related to the present offering as it references your prospectus on file with us. Please file the subscription agreement in connection with your private placement as an exhibit to your registration statement.

We have filed the subscription agreement as an exhibit 4.1 to our registration statement.

Yours truly,

           /s/ Michael Grischenko

           Michael Grischenko

Greenhouse Solutions Inc., President